Tax - Deferred Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax reconciliation [Line Items]
Deferred tax asset recognised in profit loss	$ (101)	$ (203)	$ (86)
Deferred tax assets recognized related to legal entities which suffered tax loss	2	0
Uncertain tax positions included within deferred tax liability	0	10
Uncertain tax positions offset from deferred tax asset	5	2
Losses [member]
Disclosure of income tax reconciliation [Line Items]
Deferred tax asset recognised in profit loss	40	44	$ 67
Loans Notes [member] | 2025 [member]
Disclosure of income tax reconciliation [Line Items]
Deferred gains on loan notes		59
Unprovided deferred tax on unremitted earnings [member]
Disclosure of income tax reconciliation [Line Items]
Unremitted earnings on which no deferred tax provided	$ 500	$ 900